Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Advantage Emerging Markets Fund	Apr. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	1,125
Expense Example, with Redemption, 5 Years	1,637
Expense Example, with Redemption, 10 Years	3,037
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,535
Expense Example, with Redemption, 10 Years	3,187
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 2,275